RISK MANAGEMENT - Summary of Aging Receivables (Details) - Credit Risk - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables	$ 9,300	$ 10,006
1-30 days past due
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables	5,053	4,896
31-60 days past due
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables	1,981	2,906
61-90 days past due
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables	985	1,212
More than 90 days past due
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables	$ 1,281	$ 992